Summary of Outstanding Derivative Instruments (Detail)	Jun. 30, 2012 bbl	Dec. 31, 2011 bbl
Crude oil derivatives | Swaps
Derivative [Line Items]
Volume of derivative instruments held	1,543,000	2,523,000
Crude oil derivatives | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	4,590,000	3,328,000
Crude oil derivatives | Derivatives Maturing in 2012 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	1,003,000	1,983,000
Weighted average fixed price per unit, swaps	94.37	94.08
Crude oil derivatives | Derivatives Maturing in 2012 | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	1,060,000	1,528,000
Weighted average fixed price per Bbl, sold puts	73.87	71.47
Weighted average fixed price per Bbl, purchased puts	96.30	93.92
Weighted average fixed price per Bbl, sold calls	108.78	108.57
Crude oil derivatives | Derivatives Maturing in 2013 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	540,000	540,000
Weighted average fixed price per unit, swaps	102.45	102.45
Crude oil derivatives | Derivatives Maturing in 2013 | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	3,410,000	1,800,000
Weighted average fixed price per Bbl, sold puts	78.14	75.00
Weighted average fixed price per Bbl, purchased puts	100.32	97.60
Weighted average fixed price per Bbl, sold calls	115.29	118.80
Crude oil derivatives | Derivatives Maturing in 2014 | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	120,000
Weighted average fixed price per Bbl, sold puts	85.00
Weighted average fixed price per Bbl, purchased puts	100.00
Weighted average fixed price per Bbl, sold calls	116.65
Natural gas | Swaps
Derivative [Line Items]
Volume of derivative instruments held	25,200,000	19,200,000
Natural gas | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	39,490,000	8,400,000
Natural gas | Derivatives Maturing in 2012 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	8,400,000	12,000,000
Weighted average fixed price per unit, swaps	4.52	5.06
Natural gas | Derivatives Maturing in 2012 | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	9,000,000	8,400,000
Weighted average fixed price per unit, swaps	0.23	0.30
Natural gas | Derivatives Maturing in 2013 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	12,000,000	7,200,000
Weighted average fixed price per unit, swaps	4.52	5.24
Natural gas | Derivatives Maturing in 2013 | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	16,400,000
Weighted average fixed price per unit, swaps	0.20
Natural gas | Derivatives Maturing in 2014 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	4,800,000
Weighted average fixed price per unit, swaps	3.84
Natural gas | Derivatives Maturing in 2014 | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	14,090,000
Weighted average fixed price per unit, swaps	0.23